Employee Benefit Plans and Postretirement Benefits - Projected Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,240	$ 991
Pension
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	2,219	1,951
Fair value of plan assets	1,332	1,178
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	412	434
Fair value of plan assets	152	141
Other
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	431	422
Fair value of plan assets	$ 0	$ 0